THE ADVISORS’ INNER CIRCLE FUND II

SPRUCEGROVE

INTERNATIONAL EQUITY FUND

SEPTEMBER 30, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.8%
	Shares	Value
BRAZIL — 1.6%
Ambev SA ADR	681,881	$1,663,790
Odontoprev SA	293,000	606,359
		2,270,149

CANADA — 3.9%
CAE Inc *	71,900	1,351,302
North West Co Inc	40,069	1,522,441
Saputo Inc	43,404	937,831
Stella-Jones Inc	6,485	426,221
Toronto-Dominion Bank	21,400	1,353,764
		5,591,559

CHINA — 2.5%
Alibaba Group Holding Ltd	115,765	1,639,414
Tencent Holdings Ltd	34,446	1,971,637
		3,611,051

FINLAND — 0.9%
Nokian Renkaat Oyj	129,077	1,276,336

FRANCE — 5.7%
Air Liquide SA	11,905	2,302,083
Kering SA	8,233	2,360,043
LVMH Moet Hennessy Louis Vuitton	1,693	1,300,898
TotalEnergies SE	35,629	2,326,172
		8,289,196

GERMANY — 8.3%
BASF SE	35,642	1,891,649
Bayerische Motoren Werke AG	17,607	1,555,905
Fresenius Medical Care AG	52,121	2,221,492
FUCHS SE *	19,847	746,461
Henkel AG & Co KGaA	29,697	2,530,486
SAP SE	13,528	3,086,006
		12,031,999

HONG KONG — 6.2%
AIA Group Ltd	415,308	3,724,004
Hongkong Land Holdings Ltd	64,800	237,816
Jardine Matheson Holdings Ltd	53,707	2,097,795
Techtronic Industries Co Ltd	83,516	1,269,809
Xinyi Glass Holdings Ltd	1,388,114	1,654,836
		8,984,260

INDIA — 3.7%
Adani Ports & Special Economic Zone Ltd	110,516	1,909,867
HDFC Bank Ltd	112,143	2,317,837
UPL Ltd	165,194	1,208,678
		5,436,382

THE ADVISORS’ INNER CIRCLE FUND II

SPRUCEGROVE

INTERNATIONAL EQUITY FUND

SEPTEMBER 30, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — continued
	Shares	Value
IRELAND — 2.2%
Ryanair Holdings PLC ADR	72,197	$3,261,883

ITALY — 1.2%
Brembo NV	153,838	1,688,231

JAPAN — 17.3%
Ain Holdings Inc	33,161	1,259,766
Daikin Industries Ltd	8,100	1,136,797
Denso Corp	168,908	2,509,885
FANUC Corp	14,961	438,245
Kubota Corp	181,038	2,570,527
Makita Corp	78,583	2,659,538
MISUMI Group Inc	121,990	2,208,851
Nihon Kohden Corp	168,470	2,505,143
Nitto Denko Corp	176,430	2,946,051
Omron Corp	72,018	3,296,294
Seria Co Ltd	74,000	1,815,856
Toyota Motor Corp	93,602	1,663,752
		25,010,705

NETHERLANDS — 2.2%
Koninklijke Vopak NV	41,423	1,926,866
SBM Offshore NV	70,661	1,292,531
		3,219,397

NORWAY — 1.0%
Bakkafrost P/F	24,084	1,389,112

PANAMA — 1.5%
Copa Holdings SA, Cl A	22,885	2,147,528

SINGAPORE — 4.7%
Sembcorp Industries Ltd	392,600	1,696,571
United Overseas Bank Ltd	118,130	2,964,308
Venture Corp Ltd	202,160	2,213,983
		6,874,862

SOUTH KOREA — 1.4%
Samsung Electronics Co Ltd GDR	1,774	2,073,806

SPAIN — 0.6%
Viscofan SA	12,031	855,310

SWEDEN — 1.9%
Assa Abloy AB, Cl B	83,222	2,804,553

SWITZERLAND — 8.7%
Cie Financiere Richemont SA, Cl A	7,603	1,205,953
Novartis AG	31,388	3,614,894
Roche Holding AG	14,151	4,539,459

THE ADVISORS’ INNER CIRCLE FUND II

SPRUCEGROVE

INTERNATIONAL EQUITY FUND

SEPTEMBER 30, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — continued
	Shares	Value
SWITZERLAND — continued
Sandoz Group AG	76,990	$3,219,059
		12,579,365

TAIWAN — 1.4%
Taiwan Semiconductor Manufacturing Co Ltd	64,970	1,964,713

UNITED KINGDOM — 18.3%
Berkeley Group Holdings PLC	42,369	2,682,486
Croda International PLC	28,946	1,637,318
HSBC Holdings PLC	346,140	3,139,435
IMI PLC	121,535	2,953,930
Renishaw PLC	27,855	1,399,251
RS GROUP PLC	176,726	1,920,110
Shell PLC	58,904	1,916,008
Smith & Nephew PLC	242,008	3,759,058
Smiths Group PLC	87,917	1,977,637
Travis Perkins PLC	175,465	2,179,426
Victrex PLC	43,195	563,171
Weir Group PLC	83,530	2,426,843
		26,554,673

VIETNAM — 0.6%
Vietnam Dairy Products JSC	315,537	900,433

TOTAL COMMON STOCK
(Cost $119,372,343)		138,815,503

PREFERRED STOCK — 2.7%

GERMANY — 2.7%
FUCHS SE (A)	50,984	2,479,724
Jungheinrich AG (A)	48,286	1,458,248
		3,937,972

TOTAL PREFERRED STOCK
(Cost $3,111,075)		3,937,972

TOTAL INVESTMENTS— 98.5%
(Cost $122,483,418)		$142,753,475

Percentages are based on Net Assets of $144,961,197.

*	Non-income producing security.
(A)	There is currently no rate available.

THE ADVISORS’ INNER CIRCLE FUND II

SPRUCEGROVE

INTERNATIONAL EQUITY FUND

SEPTEMBER 30, 2024 (Unaudited)

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
JSC — Joint-Stock Company
Ltd — Limited
PLC — Public Limited Company

SIM-QH-001-0800